Property and Equipment (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,205	$ 1,316	$ 2,409	$ 3,143	$ 5,666	$ 22,509